Going Concern (Details) - USD ($)	Jun. 30, 2017	Feb. 28, 2017
Going Concern Details
Shareholders deficit	$ 5,642,854
Accumulated deficit	$ 26,988,875
Option to Purchase Series A Preferred Stock		10000.00%